Debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of debt instruments
The table below summarizes the Company's key terms and carrying value of debt as of the periods indicated:

	September 30, 2025				December 31, 2024
	Outstanding Borrowings (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Outstanding Borrowings (in thousands)
			From	To
Secured Debt Financings
Securitization ("ABS") term instruments	$2,089,035	3.79%	February 2028	March 2035	$3,032,700
Securitization warehouse	160,000	5.98%	January 2031	January 2031	60,000
Total secured debt financings	2,249,035				3,092,700
Unsecured Debt Financings
Senior notes	1,800,000	2.82%	April 2026	March 2032	1,800,000
Credit facility:
Revolving credit tranche	1,155,000	5.43%	August 2030	August 2030	1,085,000
Term loan tranche	1,597,400	5.43%	August 2030	August 2030	1,680,000
Total unsecured debt financings	4,552,400				4,565,000
Total debt financings	$6,801,435				$7,657,700
Unamortized debt costs	(39,273)				(48,743)
Unamortized debt premium & discounts	(2,297)				(3,237)
Debt, net of unamortized costs	$6,759,865				$7,605,720
The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of September 30, 2025:

	Balance Outstanding (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Weighted Avg Remaining Term
			From	To
Excluding impact of derivative instruments:
Fixed-rate debt	$3,889,035	3.34%	Apr 2026	Mar 2035	4 years
Floating-rate debt	$2,912,400	5.46%	Aug 2030	Jan 2031	4.3 years

Including impact of derivative instruments:
Fixed-rate debt	$3,889,035	3.34%
Hedged floating rate debt	1,780,000	3.74%
Total fixed and hedged floating-rate debt	5,669,035	3.46%
Unhedged floating rate debt	1,132,400	5.46%
Total debt financings	$6,801,435	3.74%